Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities.
Lease liabilities

22. Lease liabilities

On adoption of IFRS 16 on January 1, 2019, we recognized lease liabilities in relation to leases, which had previously been classified as ‘operating leases’ under IAS 17.

	December 31,			December 31,
	2019	2018	2017	2019	2018	2017
	(Euro, in thousands)			(Euro, in thousands)
	Lease payments			Present value of lease payments
Lease liabilities

Within one year	€6,189		€9	€5,826		€9
In the second to fifth years inclusive	16,320			15,783
After five years	3,844			3,775
	€26,353	-	€9	€25,384	-	€9

Less future finance charges	969
Present value of lease liabilities	€25,384	-	€9

Less amount due for settlement within 12 months				5,826		9
Amount due for settlement after 12 months				€19,558	-	€-